Share-Based Compensation	12 Months Ended
Dec. 02, 2012
Share-Based Compensation
Share-Based Compensation

Note 2: Share-Based Compensation

  Share-Based Payment Arrangements

        At December 2, 2012, the Company had share-based compensation plans as described below. Share-based compensation expense, related income tax benefits and cash received from the exercise of stock option awards, was as follows (in thousands):

	December 2, 2012	November 27, 2011	November 28, 2010
Stock option awards	$349	$1,344	$1,499
Restricted shares	—	444	667
Restricted share units	7,477	11,245	13,446
Directors' deferred stock compensation	291	210	251

Total share-based compensation	$8,117	$13,243	$15,863

Income tax benefits related to share-based compensation	2,326	4,353	6,150

Cash received from exercise of stock option awards	104	630	297

Intrinsic value of awards excercised or issued	7,370	7,789	10,594

Tax benefits realized upon exercise	2,889	3,045	4,107

        Share-based compensation cost has been recorded as a component of selling, general and administrative expense in the Consolidated Statements of Operations. No share-based compensation cost has been capitalized and included in any assets in the accompanying Consolidated Balance Sheets.

  1998 Plan

        Prior to 2004, all outstanding options were issued under the 1998 Plan. On April 6, 2004, certain members of management who held options elected to rollover their options upon the completion of the merger with KKR (the "Rollover Options").

        A summary of options outstanding under the 1998 Plan as of December 2, 2012, and the activity for the year then ended, is presented below:

	Shares Subject to Options	Weighted Average Exercise Price Per Share
Outstanding November 27, 2011	1,508,275	$0.99
Exercised	(72,248)	0.36
Forfeited	(10,999)	2.57

Outstanding December 2, 2012 (all fully vested and exercisable)	1,425,028	$1.01
Weighted average remaining contractual term	1.3 years
Aggregate intrinsic value of in-the-money options at December 2, 2012 (in thousands)	$1,713

  2004 Plan

  Stock Option Awards

        The Company's Board of Directors adopted the 2004 Plan that provides for the grant of cash and cashless exercise stock options, restricted share awards, restricted share unit awards, stock appreciation rights and/or dividend equivalent rights to management, other key employees and non-employee directors on terms and subject to conditions as established by the Compensation Committee of Sealy Corporation's Board of Directors or certain of the committee's designees. Upon exercise, the Company will issue new shares of common stock.

        As of December 2, 2012, there was $0.2 million of unrecognized compensation cost associated with stock option grants under the 2004 Plan. That cost is expected to be recognized over a weighted average period of 1.1 years. The Company valued these stock option grants using the trinomial lattice model. No options were granted in fiscal 2012, 2011 or 2010.

        A summary of options outstanding under the 2004 Plan as of December 2, 2012, and the activity for the year then ended, is presented below:

	Shares Subject to Options	Weighted Average Exercise Price Per Share
Outstanding November 27, 2011	5,394,364	$5.43
Exercised	(47,700)	$1.64
Forfeited	(115,684)	$5.54

Outstanding December 2, 2012	5,230,980	$5.46
Weighted average remaining contractual term	2.5 years
Aggregate intrinsic value of in-the-money options (in thousands)	$759
Exercisable at December 2, 2012	4,944,520
Weighted average remaining contractual term	2.6 years
Aggregate intrinsic value of in-the-money options (in thousands)	$759

  Restricted Shares and Restricted Share Unit Awards

        At December 2, 2012, the Company did not have any restricted shares outstanding. During fiscal 2011, the Company's remaining 97,324 restricted shares vested. Prior to their vesting, these restricted shares were considered to be non-vested shares, and had the same rights as the Company's outstanding common shares, including dividend participation rights, except that they could not be sold by the holder until the end of the vesting period. The restricted shares that vested were settled on a net basis which provided for the repurchase and cancellation of 41,315 shares as a means to cover the required minimum withholding tax payments. A total of 56,009 common shares were delivered to the holder of these awards. During fiscal 2010, 194,647 of the outstanding restricted shares vested. The restricted shares that vested were settled on a net basis which provided for the repurchase and cancellation of 82,628 shares as a means to cover the required minimum withholding tax payments. A total of 112,019 common shares were delivered to the holder of these awards.

        At December 2, 2012, the Company has outstanding RSU awards of several types: 1) Time-based RSU awards accrete in the number of RSUs at an annual rate of 8% payable semi-annually until the RSUs are vested or forfeited and 2) Time-based awards that vest ratably over a three year period.

        During 2012, 2011 and 2010, the Company approved the following grants of time-based restricted stock units:

	2012	2011	2010
Number of awards granted	587,456	2,395,156	811,000
Weighted average grant date fair value	$1.85	$2.51	$2.98

        Only those RSU awards granted to the Company's directors contain dividend participation rights. As of December 2, 2012 there were 360,505 such awards outstanding. These awards have been considered to be participating securities for the purposes of computing the Company's earnings per share in accordance with the applicable authoritative guidance.

        A summary of restricted share unit awards outstanding as of December 2, 2012 and the activity for the year then ended, is presented below:

	Unvested Restricted Share Units	Weighted Average Grant Date Fair Value
Outstanding November 27, 2011	10,728,028	$2.16
Granted	587,456	1.85
Vested	(5,073,855)	2.06
Forfeited	(482,320)	1.48

Outstanding December 2, 2012	5,759,309	$2.25
Expected to vest, December 2, 2012	5,533,656	$2.26
Weighted average remaining vesting period	4.2 years

  Directors' Deferred Stock Compensation

        Under the Sealy Corporation Directors' Deferred Compensation Plan (the "Directors Plan"), the members of the Company's Board of Directors may make an annual election to receive their fees in the form of equity share units in lieu of cash. The number of units received is determined based on the number of shares that could be purchased with the directors' fees at the current fair value of the shares. Directors will receive additional units for shares that could be purchased with future dividends, if any. Following a director's departure from the board, but no sooner than six months thereafter, the director may receive payment for the balance of the deferred compensation share units. The form of payment, whether in shares of stock or in cash equivalent to the fair value of the shares at the time of payment, is at the discretion of the Company. The Company accounts for share units issued under the Directors Plan as equity awards, recognizing a charge against earnings for the expense associated with the Directors Plan, with a corresponding credit to additional paid-in capital. Share units issued following the adoption of the applicable authoritative guidance requiring the use of the fair value method are not adjusted for subsequent changes in the fair value of the underlying stock, although units outstanding at the date of adoption continue to be so adjusted. During fiscal 2012, 2011 and 2010, the Company recognized expense of $0.3 million, $0.2 million and $0.3 million, respectively, related to the Directors Plan. A summary of share units outstanding under the Sealy Corporation Directors' Deferred Compensation Plan as of December 2, 2012, and activity for the year then ended, is presented below:

	Share Units	Weighted Average Grant Date Fair Value
Outstanding November 27, 2011	516,983	$2.89
Granted	138,063	2.00

Outstanding December 2, 2012 (all fully vested at grant date)	655,046	$2.70